Shareholder Report, Average Annual Return (Details)	6 Months Ended
May 31, 2024
C000241373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	National Security Emerging Markets Index ETF - NAV
Without Sales Load [Member] | C000241373
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%
Alerian National Security Emerging Markets Net Total Return Index (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.88%
National Security emerging Markets Index ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Average Annual Return, Percent	8.77%